SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS
SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS

Authorized share capital is as follows:

(in thousands of $, except share data)	2015	2014
125,000,000 common shares of $1.00 par value each	125,000	125,000

Issued and fully paid share capital is as follows:

(in thousands of $, except share data)	2015	2014
93,468,000 common shares of $1.00 par value each (2014: 93,404,000 shares)	93,468	93,404

The Company's common shares are listed on the New York Stock Exchange.

In the year ended December 31, 2015, the Company issued a total of 64,000 new shares in order to satisfy options exercised by two officers and three employees (2014: 144,000 new shares issued to satisfy options exercised by three directors, one officer and two employees). The weighted average exercise price of the options was $10.55 per share (2014: $6.44 per share), resulting in a premium on issue of $0.6 million (2014: $0.8 million). No other shares were issued and sold in the years ended December 31, 2015, and December 31, 2014.

In November 2006, the Board of Directors approved the Ship Finance International Limited Share Option Scheme (the "Option Scheme"). The Option Scheme permits the Board of Directors, at its discretion, to grant options to employees, officers and directors of the Company or its subsidiaries. The fair value cost of options granted is recognized in the statement of operations, and the corresponding amount is credited to additional paid in capital (see also Note 22: Share option plan). During 2014, one officer exercised options and in lieu of issuing 80,000 new shares the Company made a payment totaling $1.2 million, equal to the intrinsic value of the options on the date of exercise. These amounts are accounted for as repurchases of the Company's shares and the payments are recorded as reductions in additional paid-in capital.

In January 2013, the Company issued a senior unsecured convertible bond loan totaling $350 million. The bonds are convertible into common shares at any time up to ten banking days prior to February 1, 2018. The conversion price at the time of issue was $21.945 per share, representing a 33% premium to the share price at the time. Since then, dividend distributions have reduced the conversion price to $16.2456 per share. As required by ASC 470-20 "Debt with conversion and other options", the Company calculated the equity component of the convertible bond, which was valued at $20.7 million and recorded as "Additional paid-in capital" (see Note 19: Long-term Debt).

The Company has accounted for the acquisition of vessels from Frontline at Frontline's historical carrying value. The difference between the historical carrying values and the net investment in the leases was recorded as a deferred deemed equity contribution, which was presented as a reduction in net investment in direct financing leases in the balance sheet. This accounting treatment arose from the related party nature of both the initial transfer of the vessels and the subsequent leases.  The deferred deemed equity contributions were amortized to contributed surplus over the life of the lease arrangements, as lease payments were applied to the principal balance of the lease receivable. In the six months ended June 30, 2015, the Company credited contributed surplus with $2.0 million of such deemed equity contributions (year ended December 31, 2014: $4.5 million). On June 5, 2015, the charter agreements with Frontline were amended with effect from July 1, 2015 (see Note 23: Related party transactions), following which the unamortized deferred deemed equity contributions were incorporated into the lease schedules and no further amounts have been credited to contributed surplus.